Organization - Schedule of Warrant Activity (Details) - Warrant [Member] - USD ($)			10 Months Ended	12 Months Ended
	Feb. 29, 2024		Dec. 31, 2024	Dec. 31, 2025
Schedule of Warrant Activity [Line Items]
Number of Warrants, Outstanding Balance	7,176,389	[1]	7,176,389	7,002,633
Weighted Average Exercise Share Price, Outstanding Balance	$ 11.5		$ 11.5	$ 11.05
Total Intrinsic Value, Outstanding Balance
Weighted Average Remaining Contractual Life (in years), Outstanding Balance	5 years	[1]	4 years 2 months 1 day	3 years 2 months 1 day
Number of Warrants, Issued, exercised or cancelled				(173,756)
Weighted Average Exercise Share Price, Issued, exercised or cancelled
Total Intrinsic Value, Issued, exercised or cancelled

[1]	The data have been retroactively restated to reflect the current capital structure of the Company.